Commitments and Contingencies - Narrative (Details) $ in Millions			1 Months Ended			3 Months Ended		8 Months Ended	12 Months Ended
	Jan. 26, 2021	Oct. 19, 2020	Jul. 31, 2020 truck	Apr. 30, 2019 MWh	Feb. 28, 2019 USD ($) a	Mar. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jul. 31, 2020 kg $ / kilogram_of_hydrogen	Dec. 31, 2020 USD ($) employee	Nov. 16, 2020 legal_motion	Sep. 23, 2020 derivativeAction	Sep. 21, 2020 officerAndEmployee	Sep. 20, 2020 board_member	Sep. 15, 2020 lawsuit	Sep. 14, 2020 officerAndEmployee	Dec. 31, 2019 a	Feb. 28, 2018 a
Other Commitments [Line Items]
Purported trucks coming off the assembly line | truck			5
Number of class action lawsuits | lawsuit														6
Number of derivative actions | derivativeAction											2
Period of derivative action		30 days
Area of land | a																430
Professional fees							$ 3.0
Internal Review
Other Commitments [Line Items]
Number of officers and employees to receive subpoenas | officerAndEmployee												3			5
Number of board members | board_member													3
Number of employees interviewed (over) | employee									30
Purported energy produced | MWh				18
Purported kg of hydrogen produced | kg								1,000
Price per kg of hydrogen (in dollars per kg) | $ / kilogram_of_hydrogen								3
Legal fees						$ 3.0			$ 8.1
Accrued professional fees						$ 3.9			6.6
Legal fees paid									1.5
Number of motions filed | legal_motion										10
Subsequent Event
Other Commitments [Line Items]
Period of derivative action	30 days
Legal proceedings, mediation period	60 days
Manufacturing Facility Commitment
Other Commitments [Line Items]
Construction completion, maximum extension period (in years)					2 years
Construction completion period (in years)					5 years
Security deposit payable					$ 4.0				$ 4.0
Construction completion deadline monthly extension fee					$ 0.2
Coolidge, Arizona
Other Commitments [Line Items]
Area of land | a					430												430